FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Schedule of Offsetting Assets and Liabilities) (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Offsetting Assets And Liabilities [Line Items]
Gross amount of recognized assets	$ 262.3	$ 61.7
Gross amount of liabilities offset in balance sheet	(90.5)	(7.2)
Net amount of assets presented in balance sheet	171.8	54.5
Gross amounts of recognized liabilities	394.9	74.4
Gross amount of assets offset in balance sheet	(90.5)	(7.2)
Netting of collateral	(2.1)	4.2
Net amount of liabilities presented in balance sheet	302.3	71.4
Risk management assets - current	114.1	38.6
Risk management assets - non-current	57.7	15.9
Risk management liabilities - current	89.3	57.6
Risk management liabilities - non-current	213.0	13.8
Natural Gas Contracts [Member]
Offsetting Assets And Liabilities [Line Items]
Gross amount of recognized assets	200.8	41.0
Gross amount of liabilities offset in balance sheet	(82.0)	(6.2)
Net amount of assets presented in balance sheet	118.8	34.8
Gross amounts of recognized liabilities	340.4	35.1
Gross amount of assets offset in balance sheet	(82.0)	(6.2)
Netting of collateral	(3.3)
Net amount of liabilities presented in balance sheet	255.1	28.9
NGL Frac Spread [Member]
Offsetting Assets And Liabilities [Line Items]
Gross amount of recognized assets	18.7	1.3
Gross amount of liabilities offset in balance sheet	(0.7)	(0.3)
Net amount of assets presented in balance sheet	18.0	1.0
Gross amounts of recognized liabilities	2.7	25.3
Gross amount of assets offset in balance sheet	(0.7)	(0.3)
Net amount of liabilities presented in balance sheet	2.0	25.0
Power Contracts [Member]
Offsetting Assets And Liabilities [Line Items]
Gross amount of recognized assets	42.8	17.7
Gross amount of liabilities offset in balance sheet	(7.8)	(0.7)
Net amount of assets presented in balance sheet	35.0	17.0
Gross amounts of recognized liabilities	50.6	14.0
Gross amount of assets offset in balance sheet	(7.8)	(0.7)
Netting of collateral	1.2	4.2
Net amount of liabilities presented in balance sheet	44.0	17.5
Foreign Exchange [Member]
Offsetting Assets And Liabilities [Line Items]
Gross amount of recognized assets		1.7
Net amount of assets presented in balance sheet		$ 1.7
Gross amounts of recognized liabilities	1.2
Net amount of liabilities presented in balance sheet	$ 1.2